Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2011
Registrant Name	dei_EntityRegistrantName	NEW ECONOMY FUND
Central Index Key	dei_EntityCentralIndexKey	0000719608
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2012
NEW ECONOMY FUND (Prospectus Summary) | NEW ECONOMY FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANEFX
NEW ECONOMY FUND (Prospectus Summary) | NEW ECONOMY FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANFBX
NEW ECONOMY FUND (Prospectus Summary) | NEW ECONOMY FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANFCX
NEW ECONOMY FUND (Prospectus Summary) | NEW ECONOMY FUND | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANFFX
NEW ECONOMY FUND (Prospectus Summary) | NEW ECONOMY FUND | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NEFFX
NEW ECONOMY FUND (Prospectus Summary) | NEW ECONOMY FUND | Class 529-A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNGAX
NEW ECONOMY FUND (Prospectus Summary) | NEW ECONOMY FUND | Class 529-B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNGBX
NEW ECONOMY FUND (Prospectus Summary) | NEW ECONOMY FUND | Class 529-C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNGCX
NEW ECONOMY FUND (Prospectus Summary) | NEW ECONOMY FUND | Class 529-E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNGEX
NEW ECONOMY FUND (Prospectus Summary) | NEW ECONOMY FUND | Class 529-F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNGFX
NEW ECONOMY FUND (Prospectus Summary) | NEW ECONOMY FUND | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RNGAX
NEW ECONOMY FUND (Prospectus Summary) | NEW ECONOMY FUND | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RNGBX
NEW ECONOMY FUND (Prospectus Summary) | NEW ECONOMY FUND | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RNGCX
NEW ECONOMY FUND (Prospectus Summary) | NEW ECONOMY FUND | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RNGEX
NEW ECONOMY FUND (Prospectus Summary) | NEW ECONOMY FUND | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RNGFX
NEW ECONOMY FUND (Prospectus Summary) | NEW ECONOMY FUND | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RNGGX